Quarterly Holdings Report
for
Fidelity® Series Large Cap Growth Index Fund
January 31, 2022
CGI-NPRT3-0422
1.9891257.103
Common Stocks - 99.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.5%
Entertainment - 1.2%
Live Nation Entertainment, Inc. (a)	1,722	188,576
Madison Square Garden Sports Corp. (a)	239	39,691
Netflix, Inc. (a)	14,081	6,014,558
Playtika Holding Corp.	3,546	60,388
Roku, Inc. Class A (a)	3,835	629,132
Skillz, Inc. (a)(b)	9,956	47,888
Spotify Technology SA (a)	4,452	873,750
Take-Two Interactive Software, Inc. (a)	741	121,035
The Walt Disney Co. (a)	3,020	431,769
World Wrestling Entertainment, Inc. Class A	1,198	59,828
Zynga, Inc. (a)	15,930	144,485
		8,611,100
Interactive Media & Services - 9.9%
Alphabet, Inc.:
Class A (a)	8,438	22,833,819
Class C (a)	7,883	21,394,226
Match Group, Inc. (a)	9,207	1,037,629
Meta Platforms, Inc. Class A (a)	77,060	24,139,816
Pinterest, Inc. Class A (a)	18,311	541,273
TripAdvisor, Inc. (a)	1,904	51,694
Twitter, Inc. (a)	2,673	100,264
Vimeo, Inc. (a)	4,126	60,446
		70,159,167
Media - 0.4%
Altice U.S.A., Inc. Class A (a)	4,980	71,812
Cable One, Inc.	93	143,660
Charter Communications, Inc. Class A (a)	3,857	2,288,512
Nexstar Broadcasting Group, Inc. Class A	78	12,900
		2,516,884
TOTAL COMMUNICATION SERVICES		81,287,151
CONSUMER DISCRETIONARY - 17.9%
Auto Components - 0.1%
Aptiv PLC (a)	1,605	219,211
QuantumScape Corp. Class A (a)(b)	5,678	94,766
		313,977
Automobiles - 3.5%
Rivian Automotive, Inc. (b)	1,183	77,770
Tesla, Inc. (a)	26,367	24,698,496
Thor Industries, Inc.	729	68,956
		24,845,222
Distributors - 0.1%
Pool Corp.	1,268	603,885
Diversified Consumer Services - 0.1%
Bright Horizons Family Solutions, Inc. (a)	1,564	200,833
Chegg, Inc. (a)(b)	3,549	93,942
Frontdoor, Inc. (a)	1,815	65,885
H&R Block, Inc.	4,618	105,567
Mister Car Wash, Inc.	2,030	34,916
		501,143
Hotels, Restaurants & Leisure - 2.3%
Booking Holdings, Inc. (a)	1,336	3,281,390
Boyd Gaming Corp.	583	34,665
Caesars Entertainment, Inc. (a)	4,126	314,154
Chipotle Mexican Grill, Inc. (a)	914	1,357,820
Choice Hotels International, Inc.	1,135	162,759
Churchill Downs, Inc.	1,202	252,781
Darden Restaurants, Inc.	2,876	402,266
Domino's Pizza, Inc.	803	365,084
DraftKings, Inc. Class A (a)(b)	10,018	221,298
Expedia, Inc. (a)	4,723	865,679
Hilton Worldwide Holdings, Inc. (a)	5,981	867,903
Las Vegas Sands Corp. (a)	10,777	472,033
Marriott International, Inc. Class A (a)	8,863	1,428,007
McDonald's Corp.	4,333	1,124,197
Penn National Gaming, Inc. (a)	291	13,273
Planet Fitness, Inc. (a)	1,867	165,491
Six Flags Entertainment Corp. (a)	972	38,384
Starbucks Corp.	38,414	3,776,864
Travel+Leisure Co.	1,841	104,569
Vail Resorts, Inc.	1,300	360,230
Wendy's Co.	5,801	133,597
Wyndham Hotels & Resorts, Inc.	1,888	158,498
Wynn Resorts Ltd. (a)	3,442	294,119
Yum China Holdings, Inc.	1,048	50,482
Yum! Brands, Inc.	811	101,513
		16,347,056
Household Durables - 0.2%
D.R. Horton, Inc.	4,414	393,817
NVR, Inc. (a)	69	367,578
PulteGroup, Inc.	2,387	125,771
Tempur Sealy International, Inc.	5,786	230,341
Toll Brothers, Inc.	1,476	87,040
TopBuild Corp. (a)	889	206,826
		1,411,373
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. (a)	14,151	42,332,292
Doordash, Inc. (a)	4,200	476,658
eBay, Inc.	20,399	1,225,368
Etsy, Inc. (a)	4,125	647,955
Wayfair LLC Class A (a)(b)	1,377	214,702
		44,896,975
Leisure Products - 0.1%
Brunswick Corp.	339	30,778
Mattel, Inc. (a)	11,340	237,233
Peloton Interactive, Inc. Class A (a)(b)	8,769	239,657
Polaris, Inc.	1,287	144,903
YETI Holdings, Inc. (a)	2,782	182,444
		835,015
Multiline Retail - 0.3%
Dollar General Corp.	3,252	677,977
Nordstrom, Inc. (a)(b)	3,133	70,493
Target Corp.	7,120	1,569,462
		2,317,932
Specialty Retail - 3.8%
AutoZone, Inc. (a)	146	290,007
Bath & Body Works, Inc.	4,581	256,857
Best Buy Co., Inc.	1,839	182,576
Burlington Stores, Inc. (a)	2,035	482,153
CarMax, Inc. (a)	448	49,804
Carvana Co. Class A (a)	2,543	412,119
Five Below, Inc. (a)	1,794	294,216
Floor & Decor Holdings, Inc. Class A (a)	3,314	360,298
GameStop Corp. Class A (a)(b)	2,091	227,773
Leslie's, Inc. (a)	3,852	80,237
Lithia Motors, Inc. Class A (sub. vtg.)	91	26,584
Lowe's Companies, Inc.	22,588	5,361,262
O'Reilly Automotive, Inc. (a)	661	430,807
Petco Health & Wellness Co., Inc. (b)	102	1,913
RH (a)	569	229,205
Ross Stores, Inc.	11,409	1,115,230
The Home Depot, Inc.	34,668	12,722,463
TJX Companies, Inc.	39,310	2,829,141
Tractor Supply Co.	3,698	807,310
Ulta Beauty, Inc. (a)	1,732	629,998
Victoria's Secret & Co. (a)	1,404	78,385
Vroom, Inc. (a)(b)	822	6,592
Williams-Sonoma, Inc.	1,831	293,949
		27,168,879
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co.	71	6,594
Deckers Outdoor Corp. (a)	122	39,068
Hanesbrands, Inc.	6,855	110,366
lululemon athletica, Inc. (a)	3,715	1,239,918
NIKE, Inc. Class B	40,392	5,980,843
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	423	17,766
Tapestry, Inc.	925	35,104
VF Corp.	6,783	442,319
		7,871,978
TOTAL CONSUMER DISCRETIONARY		127,113,435
CONSUMER STAPLES - 4.1%
Beverages - 1.9%
Boston Beer Co., Inc. Class A (a)	304	127,932
Brown-Forman Corp.:
Class A	749	46,917
Class B (non-vtg.)	2,956	199,323
Monster Beverage Corp. (a)	11,231	973,952
PepsiCo, Inc.	37,385	6,487,045
The Coca-Cola Co.	89,356	5,451,610
		13,286,779
Food & Staples Retailing - 1.1%
Costco Wholesale Corp.	13,477	6,807,637
Sysco Corp.	16,658	1,301,823
		8,109,460
Food Products - 0.2%
Beyond Meat, Inc. (a)(b)	1,638	106,683
Darling Ingredients, Inc. (a)	245	15,624
Freshpet, Inc. (a)	1,336	124,288
Kellogg Co.	3,651	230,013
Lamb Weston Holdings, Inc.	1,409	90,472
Pilgrim's Pride Corp. (a)	558	15,607
The Hershey Co.	4,091	806,213
		1,388,900
Household Products - 0.4%
Church & Dwight Co., Inc.	419	43,010
Colgate-Palmolive Co.	14,419	1,188,847
Kimberly-Clark Corp.	5,527	760,792
The Clorox Co.	3,243	544,370
		2,537,019
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	7,465	2,327,512
Herbalife Nutrition Ltd. (a)	496	21,085
Olaplex Holdings, Inc.	437	9,544
		2,358,141
Tobacco - 0.2%
Altria Group, Inc.	33,572	1,708,143
TOTAL CONSUMER STAPLES		29,388,442
ENERGY - 0.4%
Energy Equipment & Services - 0.0%
Halliburton Co.	1,513	46,510
Oil, Gas & Consumable Fuels - 0.4%
Cheniere Energy, Inc.	7,636	854,468
Continental Resources, Inc.	192	9,972
Coterra Energy, Inc.	4,172	91,367
Diamondback Energy, Inc.	2,794	352,491
EOG Resources, Inc.	2,273	253,394
Hess Corp.	593	54,728
New Fortress Energy, Inc.	756	16,602
Occidental Petroleum Corp.	3,514	132,372
Pioneer Natural Resources Co.	3,141	687,533
Texas Pacific Land Corp.	192	206,400
		2,659,327
TOTAL ENERGY		2,705,837
FINANCIALS - 2.4%
Banks - 0.0%
Citizens Financial Group, Inc.	2,479	127,594
Synovus Financial Corp.	308	15,326
Western Alliance Bancorp.	1,731	171,698
		314,618
Capital Markets - 1.5%
Ameriprise Financial, Inc.	2,037	619,879
Ares Management Corp.	4,066	324,142
Blackstone, Inc.	22,196	2,929,206
FactSet Research Systems, Inc.	1,063	448,469
Goldman Sachs Group, Inc.	650	230,542
LPL Financial	2,593	446,826
MarketAxess Holdings, Inc.	1,217	419,232
Moody's Corp.	5,013	1,719,459
Morningstar, Inc.	691	198,600
MSCI, Inc.	1,852	992,894
Raymond James Financial, Inc.	319	33,773
S&P Global, Inc.	5,556	2,306,962
T. Rowe Price Group, Inc.	2,430	375,265
		11,045,249
Consumer Finance - 0.5%
American Express Co.	13,030	2,343,055
Credit Acceptance Corp. (a)	18	9,712
Discover Financial Services	5,249	607,572
Synchrony Financial	3,331	141,867
Upstart Holdings, Inc. (a)(b)	1,485	161,880
		3,264,086
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	7,684	537,880
Insurance - 0.3%
Alleghany Corp. (a)	50	33,200
Aon PLC	4,193	1,159,113
Arch Capital Group Ltd. (a)	2,891	133,911
Brown & Brown, Inc.	467	30,953
Erie Indemnity Co. Class A	566	104,201
Everest Re Group Ltd.	292	82,753
GoHealth, Inc. (a)(b)	1,184	3,268
Lemonade, Inc. (a)(b)	114	3,640
Lincoln National Corp.	894	62,562
Markel Corp. (a)	74	91,223
Marsh & McLennan Companies, Inc.	1,948	299,291
RenaissanceRe Holdings Ltd.	658	103,418
		2,107,533
Thrifts & Mortgage Finance - 0.0%
Rocket Companies, Inc. (b)	4,336	54,807
UWM Holdings Corp. Class A (b)	1,220	6,307
		61,114
TOTAL FINANCIALS		17,330,480
HEALTH CARE - 8.3%
Biotechnology - 2.5%
AbbVie, Inc.	57,596	7,884,316
Alnylam Pharmaceuticals, Inc. (a)	3,862	531,411
Amgen, Inc.	15,238	3,461,159
CureVac NV (a)(b)	1,798	34,719
Exact Sciences Corp. (a)	5,143	392,719
Exelixis, Inc. (a)	8,629	156,185
Horizon Therapeutics PLC (a)	1,331	124,222
Incyte Corp. (a)	5,147	382,577
Ionis Pharmaceuticals, Inc. (a)	4,208	133,814
Iovance Biotherapeutics, Inc. (a)(b)	1,592	26,507
Mirati Therapeutics, Inc. (a)	1,138	135,763
Moderna, Inc. (a)	11,028	1,867,371
Natera, Inc. (a)	2,533	178,956
Neurocrine Biosciences, Inc. (a)	3,044	240,537
Novavax, Inc. (a)(b)	2,454	229,940
Regeneron Pharmaceuticals, Inc. (a)	349	212,398
Repligen Corp. (a)	1,679	333,013
Sarepta Therapeutics, Inc. (a)	2,712	194,098
Seagen, Inc. (a)	3,880	521,899
Ultragenyx Pharmaceutical, Inc. (a)	1,579	110,419
Vertex Pharmaceuticals, Inc. (a)	3,317	806,197
		17,958,220
Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	28,314	3,608,902
Abiomed, Inc. (a)	1,444	427,236
Align Technology, Inc. (a)	2,565	1,269,572
DexCom, Inc. (a)	3,140	1,351,707
Edwards Lifesciences Corp. (a)	20,143	2,199,616
Figs, Inc. Class A (a)(b)	706	15,871
Globus Medical, Inc. (a)	114	7,607
IDEXX Laboratories, Inc. (a)	2,757	1,398,626
Insulet Corp. (a)	2,153	533,944
Intuitive Surgical, Inc. (a)	11,551	3,282,563
Masimo Corp. (a)	1,182	259,886
Novocure Ltd. (a)	3,335	228,948
Penumbra, Inc. (a)	1,127	254,713
ResMed, Inc.	4,219	964,463
STERIS PLC	382	85,721
Stryker Corp.	4,854	1,204,035
Tandem Diabetes Care, Inc. (a)	1,896	223,937
Teleflex, Inc.	270	83,751
		17,401,098
Health Care Providers & Services - 0.6%
agilon health, Inc. (a)	4,954	82,137
Amedisys, Inc. (a)	924	124,832
Cardinal Health, Inc.	5,432	280,128
Chemed Corp.	130	60,958
DaVita HealthCare Partners, Inc. (a)	1,538	166,673
Encompass Health Corp.	1,825	113,223
Guardant Health, Inc. (a)	2,926	203,503
HCA Holdings, Inc.	7,978	1,915,119
McKesson Corp.	719	184,582
Molina Healthcare, Inc. (a)	287	83,368
Oak Street Health, Inc. (a)(b)	2,798	48,629
UnitedHealth Group, Inc.	2,117	1,000,431
		4,263,583
Health Care Technology - 0.2%
Certara, Inc. (a)(b)	1,892	50,573
Definitive Healthcare Corp. (b)	150	3,282
Veeva Systems, Inc. Class A (a)	4,464	1,055,915
		1,109,770
Life Sciences Tools & Services - 1.4%
10X Genomics, Inc. (a)	2,754	265,128
Adaptive Biotechnologies Corp. (a)	3,066	53,471
Agilent Technologies, Inc.	8,879	1,237,022
Avantor, Inc. (a)	19,609	732,004
Bio-Techne Corp.	1,274	479,546
Bruker Corp.	3,331	221,845
Charles River Laboratories International, Inc. (a)	1,520	501,235
Danaher Corp.	1,075	307,224
Illumina, Inc. (a)	4,755	1,658,639
IQVIA Holdings, Inc. (a)	3,068	751,353
Maravai LifeSciences Holdings, Inc. (a)	3,575	103,389
Mettler-Toledo International, Inc. (a)	738	1,086,838
Sotera Health Co. (a)	3,325	71,521
Syneos Health, Inc. (a)	431	39,031
Thermo Fisher Scientific, Inc.	1,153	670,239
Waters Corp. (a)	1,831	586,140
West Pharmaceutical Services, Inc.	2,394	941,369
		9,705,994
Pharmaceuticals - 1.2%
Catalent, Inc. (a)	1,302	135,317
Eli Lilly & Co.	21,832	5,357,354
Royalty Pharma PLC	6,272	250,943
Zoetis, Inc. Class A	14,673	2,931,519
		8,675,133
TOTAL HEALTH CARE		59,113,798
INDUSTRIALS - 5.9%
Aerospace & Defense - 0.5%
Axon Enterprise, Inc. (a)	2,113	295,672
BWX Technologies, Inc.	2,276	101,305
HEICO Corp. (b)	473	64,512
HEICO Corp. Class A	823	90,283
Howmet Aerospace, Inc.	984	30,593
Lockheed Martin Corp.	7,056	2,745,701
Northrop Grumman Corp.	421	155,728
Spirit AeroSystems Holdings, Inc. Class A	980	42,953
TransDigm Group, Inc. (a)	485	298,852
Virgin Galactic Holdings, Inc. (a)(b)	5,252	48,318
		3,873,917
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	849	88,848
Expeditors International of Washington, Inc.	3,993	457,119
FedEx Corp.	3,474	854,118
GXO Logistics, Inc. (a)	2,703	219,511
United Parcel Service, Inc. Class B	23,593	4,770,741
		6,390,337
Airlines - 0.1%
Delta Air Lines, Inc. (a)	20,819	826,306
Building Products - 0.3%
Advanced Drain Systems, Inc.	1,969	222,674
Allegion PLC	2,221	272,583
Armstrong World Industries, Inc.	752	74,463
Carlisle Companies, Inc.	640	143,002
Carrier Global Corp.	13,255	631,998
Fortune Brands Home & Security, Inc.	1,126	106,035
The AZEK Co., Inc. (a)	2,060	68,042
Trane Technologies PLC	3,784	655,010
Trex Co., Inc. (a)	3,767	344,567
		2,518,374
Commercial Services & Supplies - 0.4%
Cintas Corp.	2,666	1,043,819
Copart, Inc. (a)	6,810	880,193
IAA, Inc. (a)	4,390	201,633
MSA Safety, Inc.	336	46,166
Rollins, Inc.	6,859	211,600
Waste Management, Inc.	2,187	329,012
		2,712,423
Electrical Equipment - 0.3%
Fluence Energy, Inc.	381	7,125
Generac Holdings, Inc. (a)	1,997	563,913
Plug Power, Inc. (a)(b)	16,661	364,376
Regal Rexnord Corp.	467	74,010
Rockwell Automation, Inc.	2,293	663,181
Vertiv Holdings Co.	10,453	218,050
		1,890,655
Industrial Conglomerates - 0.2%
3M Co.	2,750	456,555
Honeywell International, Inc.	4,891	1,000,112
		1,456,667
Machinery - 1.5%
AGCO Corp.	217	25,432
Allison Transmission Holdings, Inc.	2,602	98,850
Caterpillar, Inc.	15,205	3,064,720
Deere & Co.	9,091	3,421,852
Donaldson Co., Inc.	533	29,667
Graco, Inc.	3,391	246,051
Illinois Tool Works, Inc.	9,193	2,150,427
Lincoln Electric Holdings, Inc.	1,869	238,933
Middleby Corp. (a)	539	99,823
Nordson Corp.	327	76,041
Parker Hannifin Corp.	695	215,457
Toro Co.	3,272	316,010
Xylem, Inc.	3,839	403,172
		10,386,435
Professional Services - 0.4%
Booz Allen Hamilton Holding Corp. Class A	4,338	332,855
CoStar Group, Inc. (a)	9,902	694,724
Equifax, Inc.	1,508	361,558
LegalZoom.com, Inc. (b)	318	5,050
Robert Half International, Inc.	3,097	350,766
TransUnion Holding Co., Inc.	4,260	439,291
Verisk Analytics, Inc.	3,293	645,856
		2,830,100
Road & Rail - 1.0%
J.B. Hunt Transport Services, Inc.	2,433	468,450
Landstar System, Inc.	1,104	176,640
Lyft, Inc. (a)	9,463	364,515
Old Dominion Freight Lines, Inc.	3,067	926,019
TuSimple Holdings, Inc. (a)(b)	436	8,179
Uber Technologies, Inc. (a)	45,024	1,683,898
Union Pacific Corp.	13,245	3,239,065
XPO Logistics, Inc. (a)	2,702	178,791
		7,045,557
Trading Companies & Distributors - 0.3%
Core & Main, Inc. (b)	848	20,394
Fastenal Co.	16,587	940,151
SiteOne Landscape Supply, Inc. (a)	749	134,910
United Rentals, Inc. (a)	818	261,858
W.W. Grainger, Inc.	1,243	615,422
		1,972,735
TOTAL INDUSTRIALS		41,903,506
INFORMATION TECHNOLOGY - 46.4%
Communications Equipment - 0.2%
Arista Networks, Inc. (a)	7,013	871,786
CommScope Holding Co., Inc. (a)	6,831	64,143
Ubiquiti, Inc.	184	53,367
		989,296
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	13,526	1,076,534
CDW Corp.	4,412	834,089
Cognex Corp.	5,571	370,249
Coherent, Inc. (a)	713	184,296
Corning, Inc.	8,379	352,253
IPG Photonics Corp. (a)	75	11,585
Jabil, Inc.	3,783	232,617
Keysight Technologies, Inc. (a)	2,652	447,711
Vontier Corp.	2,973	83,571
Zebra Technologies Corp. Class A (a)	1,734	882,814
		4,475,719
IT Services - 7.0%
Accenture PLC Class A	16,670	5,894,179
Automatic Data Processing, Inc.	12,756	2,629,905
Block, Inc. Class A (a)	15,636	1,912,126
Broadridge Financial Solutions, Inc.	3,420	544,532
Cloudflare, Inc. (a)	7,936	765,030
EPAM Systems, Inc. (a)	1,753	834,673
Euronet Worldwide, Inc. (a)	1,168	156,384
Fiserv, Inc. (a)	1,327	140,264
FleetCor Technologies, Inc. (a)	593	141,288
Gartner, Inc. (a)	2,606	765,877
Genpact Ltd.	261	12,985
Globant SA (a)	1,316	335,817
GoDaddy, Inc. (a)	557	42,170
Jack Henry & Associates, Inc.	628	105,385
MasterCard, Inc. Class A	28,527	11,022,262
MongoDB, Inc. Class A (a)	2,068	837,767
Okta, Inc. (a)	4,106	812,536
Paychex, Inc.	9,149	1,077,386
PayPal Holdings, Inc. (a)	38,309	6,586,849
Sabre Corp. (a)(b)	10,478	95,874
Shift4 Payments, Inc. (a)(b)	1,435	75,653
Snowflake Computing, Inc. (a)	6,096	1,681,886
StoneCo Ltd. Class A (a)	6,861	106,894
Switch, Inc. Class A	3,735	95,728
The Western Union Co.	3,169	59,926
Thoughtworks Holding, Inc. (b)	406	8,697
Twilio, Inc. Class A (a)	1,525	314,333
Visa, Inc. Class A	55,187	12,481,644
WEX, Inc. (a)	977	157,277
Wix.com Ltd. (a)	1,736	228,058
		49,923,385
Semiconductors & Semiconductor Equipment - 8.2%
Advanced Micro Devices, Inc. (a)	39,455	4,507,734
Allegro MicroSystems LLC (a)	1,323	37,547
Analog Devices, Inc.	6,966	1,142,215
Applied Materials, Inc.	29,366	4,057,794
Azenta, Inc.	1,965	165,728
Broadcom, Inc.	13,014	7,624,642
Enphase Energy, Inc. (a)	4,295	603,319
Entegris, Inc.	4,384	525,379
GlobalFoundries, Inc. (b)	879	43,370
KLA Corp.	4,942	1,923,772
Lam Research Corp.	4,584	2,704,193
Microchip Technology, Inc.	14,943	1,157,784
Micron Technology, Inc.	5,040	414,641
MKS Instruments, Inc.	1,520	236,102
Monolithic Power Systems, Inc.	1,460	588,278
NVIDIA Corp.	77,999	19,098,835
NXP Semiconductors NV	2,651	544,621
onsemi (a)	7,461	440,199
Qualcomm, Inc.	36,776	6,463,750
Skyworks Solutions, Inc.	2,534	371,282
Teradyne, Inc.	5,306	623,084
Texas Instruments, Inc.	18,668	3,350,719
Universal Display Corp.	1,409	216,296
Xilinx, Inc.	8,012	1,550,723
		58,392,007
Software - 17.8%
Adobe, Inc. (a)	15,566	8,316,914
Alteryx, Inc. Class A (a)	1,918	109,460
Anaplan, Inc. (a)	4,625	223,295
ANSYS, Inc. (a)	1,181	401,552
Aspen Technology, Inc. (a)	2,177	326,898
Atlassian Corp. PLC (a)	4,541	1,472,828
Autodesk, Inc. (a)	7,177	1,792,743
Avalara, Inc. (a)	2,790	305,840
Bentley Systems, Inc. Class B (b)	4,498	180,685
Bill.Com Holdings, Inc. (a)	2,991	562,936
C3.Ai, Inc. (a)(b)	446	11,748
Cadence Design Systems, Inc. (a)	8,954	1,362,262
CDK Global, Inc.	539	23,161
Citrix Systems, Inc.	1,436	146,386
Coupa Software, Inc. (a)	2,383	319,965
Crowdstrike Holdings, Inc. (a)	6,420	1,159,709
Datadog, Inc. Class A (a)	8,285	1,210,521
DocuSign, Inc. (a)	6,282	790,087
DoubleVerify Holdings, Inc. (a)	1,679	46,441
Dropbox, Inc. Class A (a)	9,668	239,283
Duck Creek Technologies, Inc. (a)	459	11,727
Dynatrace, Inc. (a)	6,031	330,861
Elastic NV (a)	2,390	222,868
Everbridge, Inc. (a)	1,298	66,354
Fair Isaac Corp. (a)	863	427,176
Five9, Inc. (a)	2,197	276,163
Fortinet, Inc. (a)	4,362	1,296,561
HubSpot, Inc. (a)	1,468	717,558
Informatica, Inc. (b)	875	24,430
Intuit, Inc.	8,655	4,805,516
Jamf Holding Corp. (a)(b)	1,433	47,375
Mandiant, Inc. (a)	2,312	34,888
Manhattan Associates, Inc. (a)	1,100	147,257
McAfee Corp.	1,986	50,941
Microsoft Corp.	245,707	76,409,963
nCino, Inc. (a)(b)	1,830	83,869
NCR Corp. (a)	1,364	51,914
New Relic, Inc. (a)	1,681	176,740
NortonLifeLock, Inc.	4,746	123,443
Nuance Communications, Inc. (a)	3,510	193,928
Nutanix, Inc. Class A (a)	6,864	187,662
Oracle Corp.	50,144	4,069,687
Palantir Technologies, Inc. (a)	54,065	741,231
Palo Alto Networks, Inc. (a)	3,104	1,606,010
Paycom Software, Inc. (a)	1,652	553,916
Paycor HCM, Inc. (b)	671	17,406
Paylocity Holding Corp. (a)	1,280	261,094
Pegasystems, Inc.	1,256	124,620
Procore Technologies, Inc. (a)(b)	1,400	87,584
PTC, Inc. (a)	3,432	399,004
RingCentral, Inc. (a)	2,661	469,640
Salesforce.com, Inc. (a)	5,855	1,362,049
ServiceNow, Inc. (a)	6,425	3,763,637
Smartsheet, Inc. (a)	3,959	246,329
Splunk, Inc. (a)	5,259	651,695
Synopsys, Inc. (a)	3,135	973,418
Teradata Corp. (a)	2,999	120,980
The Trade Desk, Inc. (a)	14,144	983,574
Tyler Technologies, Inc. (a)	1,136	538,237
Unity Software, Inc. (a)	4,907	515,971
VMware, Inc. Class A (a)	2,693	345,997
Workday, Inc. Class A (a)	6,184	1,564,614
Zendesk, Inc. (a)	3,875	381,726
Zoom Video Communications, Inc. Class A (a)	7,089	1,093,691
Zscaler, Inc. (a)	2,569	660,516
		126,222,534
Technology Hardware, Storage & Peripherals - 12.6%
Apple, Inc.	503,246	87,957,328
Dell Technologies, Inc. (a)	4,294	243,942
HP, Inc.	13,040	478,959
NetApp, Inc.	4,806	415,767
Pure Storage, Inc. Class A (a)	8,127	215,284
		89,311,280
TOTAL INFORMATION TECHNOLOGY		329,314,221
MATERIALS - 1.0%
Chemicals - 0.8%
Axalta Coating Systems Ltd. (a)	1,211	35,858
Celanese Corp. Class A	1,292	201,177
Diversey Holdings Ltd. (a)	2,113	23,243
Dow, Inc.	1,756	104,886
Ecolab, Inc.	7,146	1,353,810
FMC Corp.	1,045	115,337
LyondellBasell Industries NV Class A	1,055	102,050
Olin Corp.	313	15,860
PPG Industries, Inc.	3,256	508,587
RPM International, Inc.	2,431	215,411
Sherwin-Williams Co.	7,837	2,245,379
The Chemours Co. LLC	2,724	89,102
The Scotts Miracle-Gro Co. Class A	1,337	202,154
Westlake Chemical Corp.	190	18,744
		5,231,598
Containers & Packaging - 0.1%
Avery Dennison Corp.	1,433	294,367
Ball Corp.	3,060	297,126
Crown Holdings, Inc.	490	56,056
Graphic Packaging Holding Co.	2,536	47,956
Sealed Air Corp.	2,614	177,543
		873,048
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.	13,970	519,963
Southern Copper Corp.	2,503	159,917
Steel Dynamics, Inc.	1,149	63,792
		743,672
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	197	13,089
TOTAL MATERIALS		6,861,407
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	14,712	3,700,068
Crown Castle International Corp.	14,043	2,562,988
Equinix, Inc.	2,068	1,499,093
Equity Lifestyle Properties, Inc.	2,989	234,009
Extra Space Storage, Inc.	385	76,303
Iron Mountain, Inc.	6,564	301,419
Lamar Advertising Co. Class A	2,454	271,805
Public Storage	3,753	1,345,563
SBA Communications Corp. Class A	588	191,359
Simon Property Group, Inc.	9,231	1,358,803
		11,541,410
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	555	56,244
Opendoor Technologies, Inc. (a)(b)	3,119	30,972
Zillow Group, Inc.:
Class A (a)	2,277	113,531
Class C (a)(b)	5,168	260,881
		461,628
TOTAL REAL ESTATE		12,003,038
UTILITIES - 0.0%
Electric Utilities - 0.0%
NRG Energy, Inc.	3,593	143,468
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	1,064	36,410
TOTAL UTILITIES		179,878
TOTAL COMMON STOCKS (Cost $490,630,107)		707,201,193

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	2,347,306	2,347,776
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	2,672,090	2,672,357
TOTAL MONEY MARKET FUNDS (Cost $5,020,133)		5,020,133

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $495,650,240)	712,221,326
NET OTHER ASSETS (LIABILITIES) - (0.3)% (e)	(1,981,681)
NET ASSETS - 100.0%	710,239,645

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini NASDAQ 100 Index Contracts (United States)	10	Mar 2022	2,981,000	86,024	86,024
CME E-mini S&P 500 Index Contracts (United States)	4	Mar 2022	900,850	30,985	30,985

TOTAL FUTURES CONTRACTS					117,009
The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
(e)	Includes $107,400 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	3,818,147	193,824,132	195,294,503	1,384	-	-	2,347,776	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	2,195,182	23,833,009	23,355,834	11,674	-	-	2,672,357	0.0%
Total	6,013,329	217,657,141	218,650,337	13,058	-	-	5,020,133

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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